OTHER CURRENT LIABILITIES - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
At January 1	$ 9,640	$ 5,105
Recognized	498	6,241
Reversed	(7,763)	(1,401)
Exchange differences	(265)	(305)
At December 31	$ 2,110	$ 9,640